Concentration and Risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration and Risks
Cash, cash equivalents and restricted cash subject to currency conversion controls	¥ 829,175	¥ 2,051,482